General information	6 Months Ended
Jun. 30, 2024
Accounting Policies 1 [Abstract]
General Information	General information
Description of Business
PureTech Health plc (the “Parent”) is a public biotherapeutics company dedicated to changing the treatment paradigm for devastating diseases. It is incorporated, domiciled and registered in the United Kingdom (“UK”). The registered number is 09582467 and the registered address is 13th Floor, One Angel Court, London, EC2R 7HJ, United Kingdom.
The Parent and its subsidiaries are together referred to as the “Group”. The interim consolidated financial statements of the Group (the "Condensed Consolidated Financial Statements" or the “Interim Financial Statements”) consolidate those of the Parent and its subsidiaries.
The accounting policies are consistent with those of the previous financial year and corresponding interim reporting period, except for the adoption of new and amended IFRS Accounting Standards as set out below in Note 2. New Standards and Interpretations.
Basis of accounting
These Interim Financial Statements have been prepared in accordance with International Accounting Standards (IAS) 34 Interim Financial Reporting as adopted for use in the UK and also comply fully with IAS 34 as issued by the International Accounting Standards Board ("IASB"). The Interim Financial Statements should be read in conjunction with the Group’s Consolidated Financial Statements as of and for the year ended December 31, 2023. The Interim Financial Statements do not include all the information required for a complete set of financial statements in accordance with International Financial Reporting Standards ("IFRS"). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual consolidated financial information included in the Annual Report and Accounts for the year ended December 31, 2023, which was prepared in accordance with UK-adopted International Financial Reporting Standards and also complied fully with International Financial Reporting Standards as issued by the IASB. Certain amounts in the Condensed Consolidated Financial Statements and accompanying notes may not add due to rounding. All percentages have been calculated using unrounded amounts.
These Condensed Consolidated Financial Statements do not comprise statutory accounts within the meaning of Section 435 of the Companies Act 2006. The comparative figures for the six months ended June 30, 2023 are not the Group’s statutory accounts for that financial year. Those accounts were reported upon by the Group’s auditors and delivered to the registrar of companies. The report of the auditors was unqualified, did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report and did not contain statements under Section 498 (2) or (3) of the Companies Act 2006.
The unaudited Condensed Consolidated Financial Statements reflect all adjustments of a normal recurring nature that are necessary for a fair statement of the results for the interim periods presented. Interim results are not necessarily indicative of results for a full year.
As of June 30, 2024 the Group had cash and cash equivalents of $308,478 and short term investments of $191,938. Considering the Group’s financial position as of June 30, 2024 and its principal risks and opportunities, a going concern analysis has been prepared for at least the twelve-month period from the date of signing the Condensed Consolidated Financial Statements ("the going concern period") utilizing realistic scenarios and applying a severe but plausible downside scenario. Even under the downside scenario, the analysis demonstrates the Group continues to maintain sufficient liquidity headroom and continues to comply with all financial obligations. Therefore, the Board of Directors ("Directors") believes the Group is adequately resourced to continue in operational existence for at least the twelve-month period from the date of signing the Condensed Consolidated Financial Statements. Accordingly, the Directors considered it appropriate to adopt the going concern basis of accounting in preparing the Condensed Consolidated Financial Statements.
These Condensed Consolidated Financial Statements were authorized for issue by the Company’s Board of Directors on August 28, 2024.
Material Accounting policies
There have been no significant changes in the Group’s accounting policies from those disclosed in our Consolidated Financial Statements as of and for the year ended December 31, 2023. The significant accounting policies used for half-year financial reporting are disclosed in Note 1, Material Accounting policies of the accompanying notes to the Consolidated Financial Statements included in our 2023 Annual Report and Accounts.